Expense Example, No Redemption - (John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) - (John Hancock Seaport Long/Short Fund) - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	265	816	1,394	2,793